Notes Payable (Details) - USD ($)		1 Months Ended
	Apr. 24, 2020	May 20, 2021	Apr. 24, 2020
Debt Disclosure [Abstract]
Loan proceeds amount	$ 503,700	$ 503,700	$ 503,700